Allowance for Loan and Lease Losses Past Due (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	$ 113,763		$ 150,897
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	63,857		79,207
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	733,771		1,318,946
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	911,391		1,549,050
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	11,348,333		9,585,350
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	12,259,724		11,134,400
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	10,145		12,648
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	4,683		4,844
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	56,517		68,924
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	71,345		86,416
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	5,011,257		3,759,325
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	5,082,602		3,845,741
Government insured pool buyouts [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	90,795	[1]	132,479	[1]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	55,666	[1]	70,915	[1]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	671,918	[1]	1,168,732	[1]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	818,379	[1]	1,372,126	[1]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	492,367	[1]	625,269	[1]
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	1,310,746	[1]	1,997,395	[1]
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	0		242
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	2		271
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	1,005		4,985
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	1,007		5,498
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	1,613,899		1,358,107
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	1,614,906		1,363,605
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	2,909		0
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	0		0
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	0		71,149
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	2,909		71,149
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	2,853,550		2,831,937
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	2,856,459		2,903,086
Lease financing receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	7,277		4,250
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	3,098		2,039
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	1,024		571
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	11,399		6,860
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	1,226,542		830,075
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	1,237,941		836,935
Home equity lines [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	2,614		1,221
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	396		1,108
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	3,270		4,246
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	6,280		6,575
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	145,636		173,025
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	151,916		179,600
Consumer and credit card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	23		57
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	12		30
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	37		339
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	72		426
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	5,082		7,612
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	$ 5,154		$ 8,038

[1]	(1) Government insured pool buyouts remain on accrual status after 90 days as the interest earned is collectible from the insuring governmental agency.